INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Associates and joint ventures
Current assets	R$ 64,451,102	R$ 47,897,131
Non-current assets	225,420,228	219,160,523
Total asset	289,871,330	267,057,654
Current liabilities	31,435,916	26,885,327
Non-current liabilities	136,241,184	127,433,219
Net operating revenue	19,609,159	11,017,128	R$ 5,164,104
Net Profit/(Loss)	10,380,754	4,394,861	3,638,382
Other components of comprehensive income	1,929,651	159,311	715,241
Total comprehensive income	12,310,405	4,554,172	4,353,623
Cash and cash equivalents	26,572,522	13,046,371	10,739,126	R$ 192,659
Depreciation and amortisation	(3,987,775)	(3,621,342)	(2,690,269)
Income tax expense	R$ 240,030	R$ (2,998,498)	R$ 695,613
Eletronuclear
Associates and joint ventures
Percentage of Shareholdings	67.95%	67.95%
Current assets	R$ 3,817,658	R$ 3,179,932
Non-current assets	20,768,853	19,937,388
Total asset	24,586,511	23,117,320
Current liabilities	3,008,197	2,612,091
Non-current liabilities	9,939,459	9,889,551
Net worth	11,638,855	10,615,678
Total liabilities	24,586,511	23,117,320
Net operating revenue	4,230,830	3,931,707
Net Profit/(Loss)	R$ 544,787	R$ 318,199
ISA Energia
Associates and joint ventures
Percentage of Shareholdings	21.63%	35.74%
Current assets	R$ 6,942,987	R$ 5,012,971
Non-current assets	35,058,267	29,806,577
Total asset	42,001,254	34,819,548
Current liabilities	3,058,587	2,305,315
Non-current liabilities	19,228,086	15,134,093
Net worth	19,714,581	17,380,140
Total liabilities	42,001,254	34,819,548
Net operating revenue	6,417,562	5,133,704
Net Profit/(Loss)	R$ 3,498,416	R$ 2,841,117
Norte Energia S.A - NESA
Associates and joint ventures
Percentage of Shareholdings	49.98%	49.98%
Current assets	R$ 2,322,930	R$ 1,773,469
Non-current assets	40,441,466	41,373,463
Total asset	42,764,396	43,146,932
Current liabilities	2,539,955	2,354,484
Non-current liabilities	30,637,340	29,534,358
Net worth	9,587,101	11,258,090
Total liabilities	42,764,396	43,146,932
Net operating revenue	6,249,120	5,764,413
Net Profit/(Loss)	R$ (1,675,978)	R$ (850,814)
Belo Monte Transmissora de Energia SPE S.A
Associates and joint ventures
Percentage of Shareholdings	49.00%	49.00%
Current assets	R$ 1,278,940	R$ 1,231,090
Non-current assets	8,374,140	7,944,087
Total asset	9,653,080	9,175,177
Current liabilities	660,683	613,330
Non-current liabilities	4,224,616	4,170,939
Net worth	4,767,781	4,390,908
Total liabilities	9,653,080	9,175,177
Net operating revenue	1,159,427	1,039,054
Net Profit/(Loss)	R$ 500,304	R$ 415,782
Interligao Eltrica do Madeira S.A. - IE Madeira [Member]
Associates and joint ventures
Percentage of Shareholdings	49.00%	49.00%
Current assets	R$ 1,228,448	R$ 1,022,813
Non-current assets	6,352,671	6,293,140
Total asset	7,581,119	7,315,953
Current liabilities	760,573	578,744
Non-current liabilities	2,440,143	2,733,476
Net worth	4,380,403	4,003,733
Total liabilities	7,581,119	7,315,953
Net operating revenue	747,614	712,294
Net Profit/(Loss)	R$ 478,090	R$ 411,868
Jirau Energia S.A.
Associates and joint ventures
Percentage of Shareholdings	40.00%	40.00%
Current assets	R$ 1,890,657	R$ 1,450,472
Non-current assets	17,564,198	18,666,697
Total asset	19,454,855	20,117,169
Current liabilities	1,141,624	1,136,429
Non-current liabilities	9,141,462	10,027,652
Net worth	9,171,769	8,953,088
Total liabilities	19,454,855	20,117,169
Net operating revenue	3,582,148	3,378,906
Net Profit/(Loss)	R$ 218,681	R$ 44,213